Goodwill (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill [Abstract]
Schedule Of Goodwill

	Year ended December 31, 2011
	Customer Interactions Solutions	Security Solutions	Financial Crime and Compliance Solutions	Total

As of January 1, 2011	$214,805	$52,129	$260,680	$527,614

Acquisitions	79,719	6,275	-	85,994
Functional currency translation adjustments	(3,934)	(426)	(61)	(4,421)

As of December 31, 2011	$290,590	$57,978	$260,619	$609,187

	Year ended December 31, 2010
	Customer Interactions Solutions	Security Solutions	Financial Crime and Compliance Solutions	Total

As of January 1, 2010	$191,027	$42,039	$261,432	$494,498

Acquisitions	22,576	9,825	-	32,401
Functional currency translation adjustments	1,202	265	(752)	715

As of December 31, 2010	$214,805	$52,129	$260,680	$527,614